RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

16.   RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2022:

Name of related parties	Relationship with the Group
JD, its subsidiaries and affiliated entity (“JD Group”)(1)	Controlling Shareholder of the Company
Walmart, its subsidiaries and affiliates (“Walmart Group”)	Shareholder of the Company

(1)

JD Group primarily consist of JD and its subsidiaries. Starting from February 2022, Yonghui Group, an affiliated entity of JD, became a related party of the Group after JD became the controlling shareholder of the Company.

(a)   The Group entered into the following transactions with the major related parties:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenues
Services to JD Group(1)	2,214,262	951,328	1,900,540
Services to Walmart Group(2)	794,685	1,387,685	2,027,548
Operating expenses
Operational support services from JD Group(1)	79,038	265,635	664,612
Purchases from JD Group	46,407	44,889	39,439
(1)	The services revenues from JD Group primarily consist of revenues from delivery services, platform technical services and promotion services. Before April 2021, the Group fulfilled the delivery needs of JD Group as the principal. The Group was primarily responsible for the delivery of merchandise and guaranteed identifying and directing riders to complete the deliveries requested by JD Group. Starting from April 2021, the Group entered into a new service agreement with JD Group. Under the new contractual terms, the Group only provides platform technical services to JD Group. It acts as an agent in fulfilling the delivery needs of JD Group and is not primarily responsible for the delivery of merchandise. The service agreement has an initial term of one year and remains valid till other replacement agreement is signed by both parties. The Company also provides consumer related promotion services to JD Group.

JD Group also provides certain operational supporting services to the Group, such as referral traffic under Omni-channel collaboration with JD Group and cloud server service.The service fee is confirmed with the Group on a monthly basis. The service agreements have terms ranging from one to three years and have been renewed upon expiration.

In addition, the Group entered into the purchase agreement with JD Group in August 2016 to purchase goods from JD Group for sale on Dada Now. The purchase agreement has an initial term of one year, remains valid till other replacement agreement is signed by both parties.

Yonghui Group, as an equity method investee of JD, became a related party of the Group in February 2022. The services revenues from Yonghui Group primarily consist of on-demand retail platform services revenues and delivery services revenues under the service agreement with Yonghui Group. The on-demand retail platform services revenues primarily consist of commission fees based on a pre-determined percentage charged to Yonghui Group for participating in the Group’s online marketplace. The Group also fulfills the delivery needs of Yonghui Group on JDDJ where the Group acts as a principal. Revenues are recognized on a gross basis at a pre-determined amount for each completed delivery.

16.   RELATED PARTY TRANSACTIONS – CONTINUED

(2)	The services revenues from Walmart Group primarily consist of on-demand retail platform services revenues and delivery services revenues under the business cooperation agreement and service agreement with Walmart Group. The on-demand retail platform services revenues primarily consist of commission fees based on a pre-determined percentage charged to Walmart Group for participating in the Group’s online marketplace. The Group also fulfills the delivery needs of Walmart Group on JDDJ where the Group acts as a principal. Revenues are recognized on a gross basis at a pre-determined amount for each completed delivery. The Group entered into the business cooperation agreement with Walmart Group in June 2016, which was amended and restated in August 2018. The amended and restated business cooperation agreement has a term of six years. The service agreement has an initial term of one year, and remains valid till the termination of the business cooperation agreement.

(b)   The Group had the following balances with the major related parties:

	As of December 31,
	2021	2022
	RMB	RMB
Current assets:
Amount due from JD Group	424,395	507,107
Amount due from Walmart Group	416,272	553,880
Total	840,667	1,060,987
Current liabilities:
Amount due to JD Group(1)	43,042	92,119
Amount due to Walmart Group(2)	28,718	54,884
Total	71,760	147,003
(1)	Amount due to JD Group includes cost for referral traffic under omni-channel collaboration with JD Group, cloud server service fee and, cash collected from consumers on behalf of JD Group when the Group performs on-demand retail platform services.
(2)	Amount due to Walmart Group includes cash collected from consumers on behalf of Walmart when the Group performs on-demand retail platform services.